UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Maplelane Capital, LLC

Address:  767 Third Avenue, 11th Floor
          New York, New York 10017

13F File Number: 028-14130

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Leon Shaulov
Title:  Managing Member
Phone:  (212) 583-8515



Signature, Place and Date of Signing:

/s/ Leon Shaulov              New York, New York              February 10, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   95

Form 13F Information Table Value Total:  $1,130,857
                                         (thousands)


List of Other Included Managers:

Form 13F File Number        Name

1. 028-14131                NRMA, LLC

2. 028-14132                Net Return Asset Management, LLC

                                                        FORM 13F INFORMATION TABLE
                                                              December 31, 2011


COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6        COLUMN 7   COLUMN 8

                                                             VALUE   SHRS OR    SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000) PRN AMT    PRN CALL  DISCRETION      MNGRS  SOLE   SHARED  NONE
ACCENTURE PLC IRELAND            SHS CLASS A     G1151C101   14,106    265,000  SH        SHARED-DEFINED  1,2     265,000
ACCENTURE PLC IRELAND            SHS CLASS A     G1151C101   26,615    500,000      PUT   SHARED-DEFINED  1,2     500,000
ALLEGHENY TECHNOLOGIES INC           COM         01741R102      982     20,551  SH        SHARED-DEFINED  1,2      20,551
AMR CORP                             COM         001765106      175    500,000      CALL  SHARED-DEFINED  1,2     500,000
APPLE INC                            COM         037833100   52,266    129,051  SH        SHARED-DEFINED  1,2     129,051
APPLE INC                            COM         037833100   28,350     70,000      CALL  SHARED-DEFINED  1,2      70,000
ARM HLDGS PLC                   SPONSORED ADR    042068106   27,670  1,000,000      PUT   SHARED-DEFINED  1,2   1,000,000
ARUBA NETWORKS INC                   COM         043176106    2,778    150,000      PUT   SHARED-DEFINED  1,2     150,000
BABCOCK & WILCOX CO NEW              COM         05615F102      604     25,000  SH        SHARED-DEFINED  1,2      25,000
BAIDU INC                       SPON ADR REP A   056752108   29,118    250,000      CALL  SHARED-DEFINED  1,2     250,000
BROADSOFT INC                        COM         11133B409    4,228    140,000      PUT   SHARED-DEFINED  1,2     140,000
BROCADE COMMUNICATIONS SYS I       COM NEW       111621306      426     82,000  SH        SHARED-DEFINED  1,2      82,000
CARBO CERAMICS INC                   COM         140781105    4,317     35,000      PUT   SHARED-DEFINED  1,2      35,000
CARTER INC                           COM         146229109    6,967    175,000  SH        SHARED-DEFINED  1,2     175,000
CBS CORP NEW                         CL B        124857202   10,856    400,000      PUT   SHARED-DEFINED  1,2     400,000
CHENIERE ENERGY INC                COM NEW       16411R208    1,304    150,000  SH        SHARED-DEFINED  1,2     150,000
CHESAPEAKE ENERGY CORP               COM         165167107      452     20,287  SH        SHARED-DEFINED  1,2      20,287
CHIQUITA BRANDS INTL INC             COM         170032809      834    100,000  SH        SHARED-DEFINED  1,2     100,000
CISCO SYS INC                        COM         17275R102   18,080  1,000,000      CALL  SHARED-DEFINED  1,2   1,000,000
COMVERSE TECHNOLOGY INC         COM PAR $0.10    205862402      686    100,000  SH        SHARED-DEFINED  1,2     100,000
CROCS INC                            COM         227046109      443     30,000  SH        SHARED-DEFINED  1,2      30,000
CROCS INC                            COM         227046109    3,693    250,000      CALL  SHARED-DEFINED  1,2     250,000
CURRENCYSHARES EURO TR             EURO SHS      23130C108   17,082    132,500      PUT   SHARED-DEFINED  1,2     132,500
CYPRESS SEMICONDUCTOR CORP           COM         232806109    3,378    200,000      PUT   SHARED-DEFINED  1,2     200,000
DENDREON CORP                        COM         24823Q107      752     99,000      CALL  SHARED-DEFINED  1,2      99,000
DIGITAL RIV INC                      COM         25388B104    1,578    105,051  SH        SHARED-DEFINED  1,2     105,051
DOLBY LABORATORIES INC               COM         25659T107      183      6,000  SH        SHARED-DEFINED  1,2       6,000
EXCO RESOURCES INC                   COM         269279402    1,306    125,000      CALL  SHARED-DEFINED  1,2     125,000
FORTINET INC                         COM         34959E109    1,309     60,000  SH        SHARED-DEFINED  1,2      60,000
FREESCALE SEMICONDUCTOR HLDG       SHS OLD       G3727Q101    4,744    375,000      PUT   SHARED-DEFINED  1,2     375,000
HOLLYWOOD MEDIA CORP                 COM         436233100      463    364,248  SH        SHARED-DEFINED  1,2     364,248
HUMAN GENOME SCIENCES INC            COM         444903108      370     50,000  SH        SHARED-DEFINED  1,2      50,000
IMAX CORP                            COM         45245E109      642     35,000  SH        SHARED-DEFINED  1,2      35,000
INFORMATICA CORP                     COM         45666Q102      259      7,000  SH        SHARED-DEFINED  1,2       7,000
INFORMATICA CORP                     COM         45666Q102    6,647    180,000      CALL  SHARED-DEFINED  1,2     180,000
INPHI CORP                           COM         45772F107      120     10,000  SH        SHARED-DEFINED  1,2      10,000
INTEL CORP                           COM         458140100   41,225  1,700,000      PUT   SHARED-DEFINED  1,2   1,700,000
INTERNATIONAL BUSINESS MACHS         COM         459200101    5,073     27,587  SH        SHARED-DEFINED  1,2      27,587
INTERNATIONAL BUSINESS MACHS         COM         459200101   86,424    470,000      PUT   SHARED-DEFINED  1,2     470,000
INTEROIL CORP                        COM         460951106    3,835     75,000      CALL  SHARED-DEFINED  1,2      75,000
ISHARES TR                     FTSE CHINA25 IDX  464287184    6,102    175,000      CALL  SHARED-DEFINED  1,2     175,000
ISHARES TR                       RUSSELL 2000    464287655   31,713    430,000      PUT   SHARED-DEFINED  1,2     430,000
ISTAR FINL INC                       COM         45031U101      794    150,000      CALL  SHARED-DEFINED  1,2     150,000
ITRON INC                            COM         465741106    4,292    120,000      PUT   SHARED-DEFINED  1,2     120,000
ITT EDUCATIONAL SERVICES INC         COM         45068B109   10,240    180,000      PUT   SHARED-DEFINED  1,2     180,000
JEFFERIES GROUP INC NEW              COM         472319102    4,125    300,000      PUT   SHARED-DEFINED  1,2     300,000
LDK SOLAR CO LTD                SPONSORED ADR    50183L107    7,123  1,700,000      PUT   SHARED-DEFINED  1,2   1,700,000
LINEAR TECHNOLOGY CORP               COM         535678106    9,309    310,000  SH        SHARED-DEFINED  1,2     310,000
LINEAR TECHNOLOGY CORP               COM         535678106    9,610    320,000      CALL  SHARED-DEFINED  1,2     320,000
MARKET VECTORS ETF TR          JR GOLD MINERS E  57060U589    5,434    220,000      CALL  SHARED-DEFINED  1,2     220,000
MARKET VECTORS ETF TR          JR GOLD MINERS E  57060U589    3,211    130,000  SH        SHARED-DEFINED  1,2     130,000
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100   18,236    354,585  SH        SHARED-DEFINED  1,2     354,585
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100   18,310    395,000      CALL  SHARED-DEFINED  1,2     395,000
MARVELL TECHNOLOGY GROUP LTD         ORD         G5876H105    5,748    415,000  SH        SHARED-DEFINED  1,2     415,000
MARVELL TECHNOLOGY GROUP LTD         ORD         G5876H105    5,125    370,000      CALL  SHARED-DEFINED  1,2     370,000
MBIA INC                             COM         55262C100    6,052    522,200      CALL  SHARED-DEFINED  1,2     522,200
MCMORAN EXPLORATION CO               COM         582411104    1,819    125,000      CALL  SHARED-DEFINED  1,2     125,000
MERCADOLIBRE INC                     COM         58733R102    5,846     73,500  SH        SHARED-DEFINED  1,2      73,500
MERCADOLIBRE INC                     COM         58733R102    7,954    100,000      PUT   SHARED-DEFINED  1,2     100,000
NETFLIX INC                          COM         64110L106    9,008    130,000      PUT   SHARED-DEFINED  1,2     130,000
NUANCE COMMUNICATIONS INC            COM         67020Y100    3,019    120,000      PUT   SHARED-DEFINED  1,2     120,000
NXP SEMICONDUCTORS N V               COM         N6596X109    4,611    300,000      CALL  SHARED-DEFINED  1,2     300,000
NYSE EURONEXT                        COM         629491101    3,263    125,000  SH        SHARED-DEFINED  1,2     125,000
PLAINS EXPL& PRODTN CO               COM         726505100    1,469     40,000      CALL  SHARED-DEFINED  1,2      40,000
POLYPORE INTL INC                    COM         73179V103    2,969     67,500      PUT   SHARED-DEFINED  1,2      67,500
RACKSPACE HOSTING INC                COM         750086100    6,021    140,000      PUT   SHARED-DEFINED  1,2     140,000
RESEARCH IN MOTION LTD               COM         760975102    3,480    240,000      CALL  SHARED-DEFINED  1,2     240,000
RESPONSYS INC                        COM         761248103      533     60,000  SH        SHARED-DEFINED  1,2      60,000
ROYAL BK CDA MONTREAL QUE            COM         780087102   33,634    660,000      PUT   SHARED-DEFINED  1,2     660,000
SALESFORCE COM INC                   COM         79466L302   31,283    308,325  SH        SHARED-DEFINED  1,2     308,325
SALESFORCE COM INC                   COM         79466L302   31,960    315,000      PUT   SHARED-DEFINED  1,2     315,000
SEARS HLDGS CORP                     COM         812350106    5,085    160,000      PUT   SHARED-DEFINED  1,2     160,000
SERVICESOURCE INTL LLC               COM         81763U100    4,046    257,879  SH        SHARED-DEFINED  1,2     257,879
SHAW GROUP INC                       COM         820280105    1,345     50,000  SH        SHARED-DEFINED  1,2      50,000
SINA CORP                            ORD         G81477104    9,620    185,000      CALL  SHARED-DEFINED  1,2     185,000
SPDR GOLD TRUST                    GOLD SHS      78463V107   28,878    190,000      CALL  SHARED-DEFINED  1,2     190,000
SPDR S&P 500 ETF TR                TR UNIT       78462F103   50,200    400,000      CALL  SHARED-DEFINED  1,2     400,000
SPDR S&P 500 ETF TR                TR UNIT       78462F103  241,588  1,925,000      PUT   SHARED-DEFINED  1,2   1,925,000
STEEL DYNAMICS INC                   COM         858119100    3,945    300,000      CALL  SHARED-DEFINED  1,2     300,000
STILLWATER MNG CO                    COM         86074Q102    1,269    121,363  SH        SHARED-DEFINED  1,2     121,363
SYCAMORE NETWORKS INC              COM NEW       871206405    2,685    150,000      CALL  SHARED-DEFINED  1,2     150,000
TERADATA CORP DEL                    COM         88076W103    9,702    200,000      PUT   SHARED-DEFINED  1,2     200,000
TESLA MTRS INC                       COM         88160R101    2,856    100,000      CALL  SHARED-DEFINED  1,2     100,000
TIVO INC                             COM         888706108    5,831    650,000      CALL  SHARED-DEFINED  1,2     650,000
UNITED STATES OIL FUND LP           UNITS        91232N108    3,811    100,000      CALL  SHARED-DEFINED  1,2     100,000
UNIVERSAL DISPLAY CORP               COM         91347P105    4,843    132,003  SH        SHARED-DEFINED  1,2     132,003
UNIVERSAL DISPLAY CORP               COM         91347P105    7,338    200,000      CALL  SHARED-DEFINED  1,2     200,000
VELTI PLC ST HELIER                  SHS         G93285107    1,566    230,253  SH        SHARED-DEFINED  1,2     230,253
VERINT SYS INC                       COM         92343X100    1,377     50,000  SH        SHARED-DEFINED  1,2      50,000
VISA INC                           COM CL A      92826C839    6,599     65,000  SH        SHARED-DEFINED  1,2      65,000
WEATHERFORD INTERNATIONAL LT       REG SHS       H27013103    3,294    225,000      CALL  SHARED-DEFINED  1,2     225,000
YAHOO INC                            COM         984332106   19,495  1,208,616  SH        SHARED-DEFINED  1,2   1,208,616
YAHOO INC                            COM         984332106    5,646    350,000      CALL  SHARED-DEFINED  1,2     350,000
YAHOO INC                            COM         984332106    5,646    350,000      PUT   SHARED-DEFINED  1,2     350,000
YOUKU COM INC                   SPONSORED ADR    98742U100    1,567    100,000      CALL  SHARED-DEFINED  1,2     100,000



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